Operating Expenses - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 14,067	$ 8,103	$ 10,862
Total technology expenses	3,947	2,503	2,498
Total general and administrative expenses	13,014	5,956	4,213
Wages, Salaries, Benefits and Social Security Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	8,362	4,515	4,303
Total technology expenses	3,296	2,183	2,225
Total general and administrative expenses	4,044	3,114	1,757
External Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	2,070	1,208	3,526
Depreciation of Property and Equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	46	13	5
Total general and administrative expenses	130	110	105
Amortization of Intangible Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,817	1,817	1,873
Total technology expenses	129	15
Share-based Payments
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	524	63
Total technology expenses		91
Total general and administrative expenses	1,471	217
Amortization of Right-of-use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	279	272	243
Short Term Leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	382	203	630
Legal and Consultancy Fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	2,590	928	460
Accounting and Legal Fees Related to Offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	963	724
Costs Related to Lease Termination
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses		155	121
Employees' Bonuses Related to Offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,085
Acquisition Related Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	520
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,294	500	1,160
Total technology expenses	476	201	268
Total general and administrative expenses	$ 1,550	$ 233	$ 897